UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-4374

Strong Money Market Fund, Inc., on behalf of the
Strong Money Market Fund
(Exact name of registrant as specified in charter)

P.O. Box 2936 Milwaukee, WI 53201
(Address of principal executive offices) (Zip code)

Gilbert L. Southwell III, Strong Capital Management, Inc.
P.O. Box 2936
Milwaukee, WI 53201
(Name and address of agent for service)

Registrant's telephone number, including area code:  (414) 359-3400

Date of fiscal year end:  October 31, 2004

Date of reporting period:  July 31, 2004


Item 1.   Schedule of Investments

Strong Money Market Fund
July 31, 2004 (Unaudited)
                                                                         Principal      Yield to      Maturity
                                                                          Amount        Maturity      Date (c)      Amortized Cost
----------------------------------------------------------------------------------------------------------------------------------
Commercial Paper 63.7%
Alaska HFC                                                               $17,200,000       1.35%       8/17/04       $  17,190,325
Alpine Securitization Corporation (a) (b)                                  2,700,000        1.29       8/04/04           2,699,807
                                                                          14,500,000        1.31       8/17/04          14,492,085
Amstel Funding Corporation (a) (b)                                         7,000,000        1.35       8/23/04           6,994,487
                                                                          10,000,000        1.35       8/30/04           9,989,500
Atlantis One Funding Corporation (a) (b)                                  11,426,000        1.29       8/17/04          11,419,859
                                                                           5,350,000        1.45       9/03/04           5,343,104
Barton Capital Corporation (a) (b)                                         3,200,000        1.29       8/11/04           3,198,968
                                                                           6,397,000        1.30       8/12/04           6,394,687
                                                                           7,500,000        1.34       8/16/04           7,496,092
BP Trinidad and Tobago LLC (a) (b)                                        17,000,000        1.31       8/03/04          16,999,381
Blue Ridge Asset Funding Corporation (a) (b)                              17,000,000        1.35       8/19/04          16,989,162
California PCFA Environmental Improvement Revenue (b)                     17,200,000        1.30       8/05/04          17,200,000
Compass Securitization LLC (a) (b)                                        12,200,000        1.35       8/20/04          12,191,765
                                                                           4,800,000        1.51      10/12/04           4,785,705
Delaware Funding Corporation (a) (b)                                       6,400,000        1.37       8/23/04           6,394,885
                                                                          10,000,000        1.38       8/25/04           9,991,183
Duke University                                                            1,000,000        1.32       8/11/04             999,670
                                                                          15,771,000        1.32       8/17/04          15,762,326
Erasmus Capital Corporation (a) (b)                                       17,100,000        1.31       8/12/04          17,093,778
Eureka Securitization, Inc. (a) (b)                                       10,653,000        1.29       8/11/04          10,649,564
                                                                           6,500,000        1.35       8/25/04           6,494,394
Fountain Square Commercial Corporation (a) (b)                             7,200,000        1.29       8/11/04           7,197,678
Gulf Coast Waste Disposal Authority PCR (b)                               17,600,000        1.28       8/04/04          17,600,000
KZH-KMS Corporation (a) (b)                                               17,000,000        1.38       8/17/04          16,990,225
Kittyhawk Funding Corporation (a) (b)                                     12,300,000        1.29       8/12/04          12,295,593
                                                                           4,622,000        1.31       8/13/04           4,620,150
Liberty Street Funding Corporation (a) (b)                                11,925,000        1.35       8/18/04          11,917,845
                                                                           2,000,000        1.33       8/25/04           1,998,301
                                                                           2,800,000        1.39       8/26/04           2,797,405
Long Island College Hospital (b)                                          10,000,000        1.34       8/16/04           9,994,789
Market Street Funding Corporation (a) (b)                                  7,391,000        1.29       8/04/04           7,390,470
                                                                           9,800,000        1.29       8/09/04           9,797,542
Marshall & Ilsley Corporation                                             17,400,000        1.33       8/11/04          17,394,215
Morgan Stanley, Dean Witter & Company                                     17,000,000        1.28       8/02/04          17,000,000
Nieuw Amsterdam Receivables Corporation (a) (b)                            9,500,000        1.34       8/20/04           9,493,613
                                                                           4,000,000        1.38       8/09/04           3,998,927
                                                                           3,400,000        1.40       8/24/04           3,397,091
Oakland-Alameda County, California Coliseum Authority Lease
Revenue (b)                                                               17,100,000        1.33       8/04/04          17,100,000
                                                                          17,000,000        1.38       8/17/04          17,000,000
Old Line Funding Corporation (a) (b)                                       3,400,000        1.34       8/23/04           3,397,342
                                                                           3,638,000        1.35       8/24/04           3,634,999
                                                                           3,182,000        1.40       9/01/04           3,178,288
                                                                           6,678,000        1.43       9/07/04           6,668,450
Royal Bank of Scotland PLC                                                 4,900,000        1.39       8/26/04           4,895,459
Sheffield Receivables Corporation (a) (b)                                  2,300,000        1.29       8/10/04           2,299,341
                                                                          14,000,000        1.36       8/23/04          13,988,893
Societe Generale North America, Inc. (b)                                   2,100,000        1.29       8/12/04           2,099,248
                                                                          15,000,000        1.39       9/10/04          14,977,413
Society Of New York Hospital Fund, Inc. (b)                                8,869,000        1.30       8/05/04           8,868,039
Steamboat Funding Corporation (a) (b)                                      9,890,000        1.33       8/09/04           9,887,442
                                                                           7,008,000        1.36       8/18/04           7,003,764
Svenska Handelsbank, Inc. (b)                                             16,500,000        1.41       8/30/04          16,481,905
Sydney Capital Corporation (a) (b)                                         8,000,000        1.20       8/03/04           7,999,733
                                                                           4,700,000        1.29       8/10/04           4,698,653
                                                                           3,300,000        1.34       8/16/04           3,298,280
Tasman Funding, Inc. (a) (b)                                              17,100,000        1.31       8/12/04          17,093,778
Three Pillars Funding Corporation (a) (b)                                  5,200,000        1.34       8/16/04           5,197,290
                                                                          11,000,000        1.40       8/25/04          10,990,161
Thunder Bay Funding, Inc. (a) (b)                                         15,111,000        1.34       8/18/04          15,102,001
                                                                           1,850,000        1.34       8/19/04           1,848,829
Ticonderoga Funding LLC (a) (b)                                           11,420,000        1.33       8/19/04          11,412,828
                                                                           5,500,000        1.37       8/23/04           5,495,605
Triple-A-One Funding Corporation (a) (b)                                   1,244,000        1.40       8/25/04           1,242,887
                                                                           9,923,000        1.43       9/03/04           9,910,387
                                                                           1,060,000        1.48       9/10/04           1,058,300
Tulip Funding Corporation (a) (b)                                         12,000,000        1.29       8/11/04          11,996,130
                                                                           4,500,000        1.33       8/19/04           4,497,174
UBS Finance, Inc. (b)                                                      2,500,000        1.26       8/06/04           2,499,650
                                                                           9,000,000        1.26       8/09/04           8,997,795
                                                                           4,900,000        1.28       8/11/04           4,898,438
Waterfront Funding Corporation (a) (b)                                    17,200,000        1.31       8/05/04          17,198,122
Wells Fargo Bank North America                                            14,000,000        1.33       8/17/04          14,000,000
Windmill Funding Corporation (a) (b)                                      12,000,000        1.28       8/03/04          11,999,573
                                                                           3,000,000        1.30       8/12/04           2,998,917
                                                                           1,790,000        1.33       8/17/04           1,789,008
Winston-Salem, North Carolina (b)                                          5,000,000        1.35       8/17/04           5,000,000
Yale University                                                           15,550,000        1.30       8/17/04          15,541,577
Yorkshire Building Society                                                17,100,000        1.54      10/05/04          17,053,184
-----------------------------------------------------------------------------------------------------------------------------------
Total Commercial Paper                                                                                                 719,953,454
-----------------------------------------------------------------------------------------------------------------------------------
Taxable Variable Rate Put Bonds 23.9%
Alabama Incentives Financing Authority Special Obligation                 18,955,000        1.50       8/05/04          18,955,000
Alaska HFC                                                                17,400,000        1.30       8/05/04          17,400,000
Aurora, Kane & DuPage Counties, Illinois IDR                               3,760,000        1.63       8/05/04           3,760,000
CEI Capital LLC                                                            3,535,000        1.48       8/05/04           3,535,000
Colorado HFA                                                              31,300,000        1.36       8/04/04          31,300,000
Convenience Holding Company LLC                                            2,985,000        1.53       8/05/04           2,985,000
Cornerstone Funding Corporation I, Series 2001A                            9,700,000        1.51       8/05/04           9,700,000
Cornerstone Funding Corporation I, Series 2001D                            5,210,000        1.51       8/05/04           5,210,000
Delta Student Housing, Inc. Arkansas Student Housing Revenue -
University of Arkansas Project                                             5,170,000        1.54       8/05/04           5,170,000
Denver, Colorado City and County Airport Revenue Refunding                 1,700,000        1.40       8/04/04           1,700,000
Derry Township, Pennsylvania Industrial & CDA Facility Revenue -
Giant Center Project                                                      17,150,000        1.43       8/05/04          17,150,000
ETC Holdings LLC                                                           5,500,000        1.38       8/02/04           5,500,000
Franklin Avenue Associates LP                                              8,820,000        1.43       8/02/04           8,820,000
Geneva Building LLC/Madison Building LLC/Milwaukee Building LLC            1,700,000        1.55       8/05/04           1,700,000
Headquarters Partnership, Ltd.                                             7,590,000        1.50       8/05/04           7,590,000
LP Pinewood SPV LLC                                                       17,600,000        1.48       8/05/04          17,600,000
Mississippi Business Finance Corporation IDR - GE Plastics Project         5,000,000       1.349       8/05/04           5,000,000
Moondance Enterprises LP                                                   7,985,000        1.43       8/05/04           7,985,000
New Jersey EDA EDR - MSNBC/CNBC Project                                    4,200,000       1.349       8/05/04           4,200,000
Oklahoma Christian University, Inc.                                        7,500,000        1.53       8/05/04           7,500,000
Opelika, Alabama IDA IDR - Industrial Park Project                         6,430,000        1.73       8/05/04           6,430,000
R.M. Greene, Inc.                                                          3,395,000        1.50       8/05/04           3,395,000
Radiation Oncology Partners LLP                                            4,815,000        1.50       8/05/04           4,815,000
Sea Island Company & Sea Island Coastal Properties LLC                    10,000,000       1.542       8/05/04          10,000,000
Sussex, Wisconsin IDR - Rotating Equipment Project                         1,360,000        1.55       8/05/04           1,360,000
Thayer Properties LLC                                                     12,715,000        1.50       8/05/04          12,715,000
Tifton Mall, Inc.                                                          6,765,000        1.50       8/05/04           6,765,000
Todd Shopping Center LLC                                                   9,500,000        1.47       8/04/04           9,500,000
Virginia Health Services, Inc.                                             5,957,000        1.47       8/04/04           5,957,000
WLB LLC                                                                   12,000,000        1.50       8/05/04          12,000,000
Woodland Park Apartments LLC                                              15,215,000        1.50       8/05/04          15,215,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Taxable Variable Rate Put Bonds                                                                                  270,912,000
-----------------------------------------------------------------------------------------------------------------------------------
United States Government & Agency Issues 10.8%
FNMA Notes:
1.40%, Due 3/29/05                                                        15,000,000        1.40       3/29/05          15,000,000
1.40%, Due 5/03/05                                                         5,500,000        1.40       5/03/05           5,500,000
1.61%, Due 5/13/05                                                         5,000,000        1.61       5/13/05           5,000,000
1.75%, Due 5/23/05                                                        15,000,000        1.75       5/23/05          15,000,000
1.80%, Due 5/27/05                                                         9,000,000        1.80       5/27/05           9,000,000
Federal Home Loan Bank Notes:
1.35%, Due 4/15/05                                                         5,000,000        1.35       4/15/05           5,000,000
1.35%, Due 4/29/05                                                         6,000,000        1.35       4/29/05           6,000,000
1.40%, Due 2/25/05                                                        10,000,000        1.40       2/25/05          10,000,000
1.43%, Due 3/11/05                                                        10,000,000        1.43       3/11/05          10,000,000
1.50%, Due 2/28/05                                                        12,000,000        1.50       2/28/05          12,000,000
1.55%, Due 5/06/05                                                         6,000,000        1.55       5/06/05           6,000,000
1.66%, Due 5/16/05                                                        15,000,000        1.66       5/16/05          15,000,000
2.02%, Due 6/08/05                                                         9,000,000        2.02       6/08/05           9,000,000
-----------------------------------------------------------------------------------------------------------------------------------
Total United States Government & Agency Issues                                                                         122,500,000
-----------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements 1.6%
ABN AMRO Inc. (Dated 7/30/04), 1.35%, Due 8/02/04 (Repurchase
proceeds $17,802,003); Collateralized by: United States
Government & Agency Issues                                               17,800,000        1.35       8/02/04          17,800,000
State Street Bank (Dated 7/30/04), 0.85%, Due 8/02/04
(Repurchase proceeds $27,002); Collateralized by: United States
Government & Agency Issues                                                   27,000        0.85       8/02/04              27,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements                                                                                            17,827,000
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Total Investments in Securities 100.0%                                                                              1,131,192,454
Other Assets and Liabilities, Net (0.0%)                                                                                 (411,712)
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets 100.0%                                                                                                  $1,130,780,742
===================================================================================================================================

LEGEND
------------------------------------------------------------------------------
(a) Restricted security.
(b) Security backed by credit enhancement in the form of a letter of credit and/or insurance.
(c) Maturity date represents actual maturity or the longer of the next put date or interest adjustment date. For U.S. Government Agency Securities, maturity date represents actual maturity or the next interest adjustment date.

Percentages are stated as a percent of net assets.


ABBREVIATIONS
------------------------------------------------------------------------------
The following is a list of abbreviations that may be used in the Schedules of Investments in Securities:
BAN    --- Bond Anticipation Notes
BP     --- Basis Points
CDA    --- Commercial Development Authority
CDR    --- Commercial Development Revenue
COP    --- Certificates of Participation
DFA    --- Development Finance Authority
EDA    --- Economic Development Authority
EDC    --- Economic Development Corporation
EDFA   --- Economic Development Finance Authority
EDR    --- Economic Development Revenue
EFA    --- Educational Facilities Authority
EXTRAS --- Extendable Rate Adjustable Securities
GO     --- General Obligation
HDA    --- Housing Development Authority
HDC    --- Housing Development Corporation
HFA    --- Housing Finance Authority
HFC    --- Housing Finance Corporation
IBA    --- Industrial Building Authority
IBR    --- Industrial Building Revenue
IDA    --- Industrial Development Authority
IDB    --- Industrial Development Board
IDC    --- Industrial Development Corporation
IDFA   --- Industrial Development Finance Authority
IDR    --- Industrial Development Revenue
IFA    --- Investment Finance Authority
MERLOT --- Municipal Exempt Receipt - Liquidity Optional Tender
MFHR   --- Multi-Family Housing Revenue
MFMR   --- Multi-Family Mortgage Revenue
PCFA   --- Pollution Control Financing Authority
PCR    --- Pollution Control Revenue
RAN    --- Revenue Anticipation Notes
SFHR   --- Single Family Housing Revenue
SFMR   --- Single Family Mortgage Revenue
TAN    --- Tax Anticipation Notes
TRAN   --- Tax and Revenue Anticipation Notes

The Schedule of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's Semi-Annual Report or audited Annual Report. These reports include additional information about the Fund's valuation of securities and other significant accounting policies.


Item 2.  Controls and Procedures

(a) An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant's management, including the principal executive officer and treasurer, regarding the effectiveness of the registrant's disclosure controls and procedures. Based on that evaluation, it was determined that such disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant in the reports it files or submits on Form N-Q (1) is accumulated and communicated to the Registrant's management, including its principal executive officer and treasurer, to allow timely decisions regarding required disclosure, and
         (2) is recorded, processed, summarized, and reported within the time periods specified in the Commission's rules and forms.
(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strong Money Market Fund, Inc., on behalf of the Strong Money Market Fund

By:      /s/ Gilbert L. Southwell III
         Gilbert L. Southwell III, Vice President and Secretary

Date:    September 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ Thomas M. Zoeller
         Thomas M. Zoeller, Principal Executive Officer

Date:    September 29, 2004


By:      /s/ John W. Widmer
         John W. Widmer, Treasurer (Principal Financial Officer)

Date:    September 29, 2004